Derivative Instruments	9 Months Ended
Sep. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Note 7 - Derivative Instruments

Interest Rate Swaps

The Company enters into derivative agreements to manage interest rate risk exposure. Interest rate swap agreements are utilized to limit the Company's exposure to interest rate risk by converting a portion of its floating-rate debt to a fixed-rate basis, thus reducing the impact of interest rate changes on future interest expense. Interest rate swaps involve the receipt of floating-rate amounts in exchange for fixed-rate interest payments over the lives of the agreements without an exchange of the underlying principal amounts. These swaps are designated as cash flow hedges for accounting purposes and accordingly, changes in the fair value are recorded in Accumulated other comprehensive income (loss) and are reclassified to interest and debt expense when the hedged interest payments are recognized.

The counterparties to these agreements are highly rated financial institutions. In the unlikely event that the counterparties fail to meet the terms of these agreements, the Company's exposure is limited to the interest rate differential on the notional amount at each monthly settlement period over the life of the agreements. The Company does not anticipate any non-performance by the counterparties.

Certain assets of the Company's subsidiaries may be pledged as collateral to secure interest rate derivatives. Additionally, the Company may be required to post cash collateral on certain derivative agreements if the fair value of these contracts represents a liability. Any amounts of cash collateral posted are included in Other assets on the Consolidated Balance Sheets and are presented in operating activities on the Consolidated Statements of Cash Flows. As of September 30, 2026, the Company was not required to post cash collateral on derivative instruments.
In July 2026, the Company entered into interest rate swaps with a notional value of $300.0 million that became effective in July 2026 and have a termination date of June 2036. These swaps were designated as cash flow hedges to fix the interest rates on a portion of the Company's floating rate debt.

During the nine month period ended September 30, 2026, the Company terminated the following interest rate swaps:

Derivative Instrument	Date Terminated	Notional Amount	Funds Received (Paid)
Interest rate swap	January 15, 2026	$150.0 million	$1.1 million
Interest rate swap	May 6, 2026	$100.0 million	$1.6 million
Interest rate swap	May 6, 2026	$300.0 million	$1.8 million

Within the next twelve months, the Company expects to reclassify $28.3 million of net unrealized and realized gains related to derivative instruments designated as cash flow hedges from Accumulated other comprehensive income (loss) into earnings.

As of September 30, 2026, the Company had derivative agreements in place to fix interest rates on a portion of the borrowings under its debt facilities with floating interest rates as summarized below:

Derivatives	Notional Amount (in millions)	Weighted Average Fixed Leg (Pay) Interest Rate	Weighted Average Remaining Term
Interest Rate Swap(1)	$1,445.5	2.45%	4.2 years
(1)    Excludes certain interest rate swaps with an effective date in a future period ("forward starting swaps"). Including these instruments will increase total notional amount by $300.0 million and increase the weighted average remaining term to 5.3 years.

The following table summarizes the impact of derivative instruments on the Consolidated Statements of Operations and the Consolidated Statements of Comprehensive Income on a pretax basis (in thousands):

		Three Months Ended September 30,		Nine Months Ended September 30,
	Financial statement caption	2026	2025	2026	2025
Designated Derivative Instruments
Realized (gains) losses	Interest and debt (income) expense	$(5,452)	$(8,730)	$(16,585)	$(24,807)
Unrealized (gains) losses	Comprehensive (income) loss	$(48,138)	$1,466	$(70,427)	$26,683

Fair Value of Derivative Instruments

The Company presents the fair value of derivative instruments on a gross basis as a separate line item on the Consolidated Balance Sheets.
The Company has elected to use the income approach to value its interest rate swap agreements, using Level 2 market expectations at the measurement date and standard valuation techniques to convert future values to a single discounted present value. The Level 2 inputs for the interest rate swap valuations are inputs other than quoted prices that are observable for the asset or liability (specifically SOFR and swap rates and credit risk at commonly quoted intervals).